DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of changes in deferred income	The following table summarizes the change in deferred revenue:

		Years ended December 31,
	Notes	2019	2018
Prepayment from customers		$169.8	$—
Finance costs	33	0.7	—
		$170.5	$—